Note 3 - Investment Securities	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
(
3
)
Investment
Securities

Investment
securities as of
December 31, 2017
are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$354,931,318	$258,049	$(8,465,948)	$346,723,419
State, County and Municipal	4,493,085	22,835	(23,094)	4,492,826
Corporate	2,047,517	12,483	-	2,060,000
Asset-Backed	992,641	-	(21,982)	970,659
	$362,464,561	$293,367	$(8,511,024)	$354,246,904

The
amortized cost and fair value of investment securities as of
December 31, 2017,
by contractual maturity, are shown hereafter. Expected maturities may
differ from contractual maturities for certain investments because issuers may
have the right to call or prepay obligations with or without call or prepayment penalties. This is often the case with mortgage-backed securities, which are disclosed separately in the table below.

	Securities Available for Sale
	Amortized Cost	Fair Value

Due in One Year or Less	$301,299	$301,605
Due After One Year Through Five Years	4,668,954	4,658,344
Due After Five Years Through Ten Years	877,788	894,743
Due After Ten Years	1,685,202	1,668,793
	$7,533,243	$7,523,485

Mortgage-Backed Securities	354,931,318	346,723,419

	$362,464,561	$354,246,904

Investment
securities as of
December 31, 2016
are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies
Mortgage-Backed	$326,694,417	$75,743	$(7,672,786)	$319,097,374
State, County and Municipal	4,572,756	18,350	(30,610)	4,560,496

	$331,267,173	$94,093	$(7,703,396)	$323,657,870

Proceeds
from sales of investments available for sale were
$0
in
2017,
$25,209,851
in
2016
and
$28,273,634
in
2015.
Gross realized gains totaled
$0
in
2017,
$391,976
in
2016
and
$207,896
in
2015.
Gross realized losses totaled
$0
in
2017,
$6,753
in
2016
and
$196,316
in
2015.

Investment
securities having a carrying value totaling
$175,484,021
and
$144,853,885
as of
December 31, 2017
and
2016,
respectively, were pledged to secure public deposits and for other purposes.

Information
pertaining to securities with gross unrealized losses at
December 31, 2017
and
2016
aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2017
U.S. Government Agencies
Mortgage-Backed	$120,139,340	$(1,655,223)	$190,196,101	$(6,810,725)	$310,335,441	$(8,465,948)
State, County and Municipal	2,598,344	(23,094)	-	-	2,598,344	(23,094)
Asset – Backed	970,659	(21,982)	-	-	970,659	(21,982)

	$123,708,343	$(1,700,299)	$190,196,101	$(6,810,725)	$313,904,444	$(8,511,024)

December 31, 201 6
U.S. Government Agencies
Mortgage-Backed	$174,200,881	$(3,459,564)	$107,481,698	$(4,213,222)	$281,682,579	$(7,672,786)
State, County and Municipal	3,487,647	(30,610)	-	-	3,487,647	(30,610)

	$177,688,528	$(3,490,174)	$107,481,698	$(4,213,222)	$285,170,226	$(7,703,396)

Management
evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (
1
) the length of time and the extent to which the fair value has been less than cost, (
2
) the financial condition and near-term prospects of the issuer and (
3
) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At
December 31, 2017,
130
securities have unrealized losses which have depreciated
2.64
percent from the Company’s amortized cost basis. These securities are guaranteed by either the U.S. Government, other governments or U.S. corporations. In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred and the results of reviews of the issuer’s financial condition. The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased. As management has the ability to hold debt securities until maturity, or for the foreseeable future if classified as available-for-sale, no
declines are deemed to be other than temporary. However, the Company did own one
asset-backed security at
December 31, 2017
which was completely written off during prior years. This investment is comprised of one
issuance of a trust preferred security and has
no
book value.